33. Financial instruments and risk management (Details 2) - Cash Flow Hedges [Member] R$ in Thousands	12 Months Ended
	Dec. 31, 2019 BRL (R$)
Disclosure of detailed information about financial instruments [line items]
2020	R$ (83,941)	[1]
2021	(74,238)	[1]
2022	(61,192)	[1]
2023	(61,033)	[1]
2024 onwards	(232,948)	[1]
Revenue Derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
2020	(38,504)
2021	(37,091)
2022	(35,888)
2023	(35,442)
2024 onwards	(18,511)
Aircraft Fuel - Operating Costs [Member]
Disclosure of detailed information about financial instruments [line items]
2020	(35,513)
2021	(17,730)
Interest Rate Wwap Contract [member]
Disclosure of detailed information about financial instruments [line items]
2020	(9,924)
2021	(19,417)
2022	(25,304)
2023	(25,591)
2024 onwards	R$ (214,437)

[1]	Negative values represent losses.